Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
MetLife, Inc.
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2015
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. Treasury and agency securities	$56,499	$61,646	$61,646
Foreign government securities	45,451	50,499	50,499
Public utilities	17,789	19,029	19,029
State and political subdivision securities	13,723	15,441	15,441
All other corporate bonds	133,194	137,379	137,379
Total bonds	266,656	283,994	283,994
Mortgage-backed and asset-backed securities	64,822	65,824	65,824
Redeemable preferred stock	1,486	1,584	1,584
Total fixed maturity securities	332,964	351,402	351,402
Fair value option and trading securities	14,569	15,024	15,024
Equity securities:
Common stock:
Industrial, miscellaneous and all other	1,713	1,988	1,988
Public utilities	199	181	181
Banks, trust and insurance companies	50	83	83
Non-redeemable preferred stock	1,035	1,069	1,069
Total equity securities	2,997	3,321	3,321
Mortgage loans held-for-investment	67,102		67,102
Policy loans	11,258		11,258
Real estate and real estate joint ventures	8,388		8,388
Real estate acquired in satisfaction of debt	45		45
Other limited partnership interests	7,096		7,096
Short-term investments	9,299		9,299
Other invested assets	22,524		22,524
Total investments	$476,242		$495,459
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(1)
The Company’s FVO and trading securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.